Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
CM Visual Technology Corp
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition

Fair value
(in thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$7,982
Current assets, other than cash	2,602
Property, plant and equipment	1,906
Other intangible assets	704
Other current liabilities	(3,181)
Total identifiable net assets acquired	10,013
Noncontrolling interests	(3,333)
Total consideration paid	$6,680